Intangibles Assets and Goodwill - Summary of Carrying Amount of Intangible Assets and Goodwill (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	€ 4,160	€ 4,254
Ending balance	6,628	4,160
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	22,696	49,365
Additions	4,073	951
Disposals	(8,144)	(27,611)
Effect of translation adjustments	20	(9)
Ending balance	18,645	22,696
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(18,536)	(45,111)
Amortisation	(1,570)	(1,041)
Disposals	8,102	27,611
Effect of translation adjustments	(13)	5
Ending balance	(12,017)	(18,536)
Trademark patents and other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	396	380
Ending balance	419	396
Trademark patents and other [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,359	14,277
Additions	220	188
Disposals	(302)	(11,098)
Effect of translation adjustments	4	(8)
Ending balance	3,281	3,359
Trademark patents and other [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(2,963)	(13,897)
Amortisation	(156)	(168)
Disposals	260	11,098
Effect of translation adjustments	(3)	4
Ending balance	(2,862)	(2,963)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,843	1,953
Ending balance	4,288	1,843
Software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	17,416	33,167
Additions	3,853	763
Disposals	(7,842)	(16,513)
Effect of translation adjustments	16	(1)
Ending balance	13,443	17,416
Software [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(15,573)	(31,214)
Amortisation	(1,414)	(873)
Disposals	7,842	16,513
Effect of translation adjustments	(10)	1
Ending balance	(9,155)	(15,573)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,921	1,921
Ending balance	1,921	1,921
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,921	1,921
Ending balance	€ 1,921	€ 1,921